Summary of Significant Accounting Policies (Policies) - EBP Plans	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation	Basis of Presentation - The financial statements of the Plans are prepared on the accrual basis of accounting.
Use of Estimates
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Master Trust
Master Trust - Contributions are invested in accordance with the participant's election in one or more investments, which are held in the Master Trust (See Note 3). The Plans’ interest in the Trust is stated at fair value and consists of an allocation of the Trust’s net assets that is based upon cumulative employer and employee contributions, net of benefits paid to terminated and retired participants, and allocations of the Trust’s investment income (loss).

Investment Valuation and Investment Contracts
Investment Valuation - All investments of the Master Trust, except the Fixed Income Fund, are stated at fair value. The Fixed Income Fund is a synthetic guaranteed investment contract (“synthetic GIC”) which is stated at contract value. The synthetic GIC is fully benefit responsive. Contract value, as reported to the Plans by Fidelity Fund and Investment Operations, represents contributions made under the contract, plus interest at the contract rate, less participant withdrawals and administrative expenses. Each of the Plans' allocated portion of the investments is equal to the beginning of the year value of the Plans' interest in the Master Trust, adjusted by the Plans' pro-rata share of the Master Trust expenses, plus actual contributions and investment income, less actual distributions, administrative expenses and investment losses. Investment income and losses are based on each participant's elected investment options, and administrative expenses are allocated to the individual plans based upon their pro-rata share in the investments of the Master Trust. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. See Note 4 for further discussion of fair value measurements.
Investment Contracts - The Fixed Income Fund is a synthetic GIC which consists of wrap contracts paired with underlying investments owned by the Master Trust, including a common/collective trust fund that invests in short to intermediate-term fixed-income securities and a short-term investment fund. The Master Trust purchases wrapper contracts from insurance companies and financial institutions.
A synthetic GIC credits a stated interest rate. Investment gains and losses are amortized over the expected duration of the covered investments through the calculation of the interest rate on a prospective basis. The synthetic GIC provides for a variable crediting rate, which resets on a monthly basis and is calculated by Fidelity Fund and Investment Operations. The monthly crediting rate does not include the short-term investments (e.g., short-term interest fund) used for benefit-responsive events. The issuer of the wrap contract provides assurance that future adjustments to the crediting rate cannot result in a crediting rate less than zero. The actual interest rate of the fund is impacted by the current yield of the short-term investments.

The crediting rate is primarily based on the current yield-to-maturity of the covered investments, plus or minus amortization of the difference between the market value and contract value of the covered investments over the duration of the covered investments at the time of computation.

The crediting rate is most impacted by the change in the annual effective yield to maturity of the underlying securities, but is also affected by the differential between the contract value and the market value of the covered investments. This difference is amortized over the duration of the covered investments. Depending on the change in duration from reset period to reset period, the magnitude of the impact to the crediting rate of the contract to market difference is heightened or lessened.

Certain events limit the ability of the Master Trust to transact at contract value with the insurance companies and the financial institution issuers. Such events include the following: (i) material amendments to the plan documents (including complete or partial plan termination or merger with another plan); (ii) changes to the Plans' prohibition on competing investment options or deletion of equity wash provisions; (iii) bankruptcy of the plan sponsors or other plan sponsors' events (e.g., divestitures or spin-offs of a subsidiary) which cause a significant withdrawal from the Plans; (iv) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA; (v) any change in law, regulation, ruling, administrative or judicial position, or accounting requirement, applicable to the Fixed Income Fund or the Plans; or (vi) the delivery of any communication to plan participants designed to influence a participant not to invest in the Fixed Income Fund.

The plan administrator does not believe that the occurrence of any such event, which would limit the Master Trust’s ability to transact at contract value, is probable.

The wrap contracts generally impose conditions on both the Master Trust and the issuers. If an event of default occurs and is not cured, the non-defaulting party may terminate the contract. The following may cause the Master Trust to be in default: a breach of material obligation under the contract; a material misrepresentation; or a material amendment to the plan agreement. The issuer may be in default if it breaches a material obligation under the investment contract; makes a material misrepresentation; has a decline in its long-term credit rating below a threshold set forth in the contract; is acquired or reorganized and the successor issuer does not satisfy the investment or credit guidelines applicable to issuers. If, in the event of default of an issuer, the Master Trust were unable to obtain a replacement investment contract, withdrawing plans may experience losses if the value of the Master Trust’s assets no longer covered by the contract is below contract value. The Master Trust may seek to add additional issuers over time to diversify the Master Trust’s exposure to such risk, but there is no assurance the Master Trust may be able to do so. The combination of the default of an issuer and an inability to obtain a replacement agreement could render the Master Trust unable to achieve its objective of maintaining a stable contract value. The terms of an investment contract generally provide for settlement of payments only upon termination of the contract or total liquidation of the covered investments. Generally, payments will be made pro-rata, based on the percentage of investments covered by each issuer. Contract termination occurs whenever the contract value or market value of the covered investments reaches zero or upon certain events of default.

If the contract terminates due to issuer default (other than a default occurring because of a decline in its rating), the issuer will generally be required to pay to the Master Trust the excess, if any, of contract value over market value on the date of termination. If a wrap contract terminates due to a decline in the ratings of the issuer, the issuer may be required to pay to the Master Trust the cost of acquiring a replacement contract (i.e., replacement cost) within the meaning of the contract. If the contract terminates when the market value equals zero, the issuer will pay the excess of contract value over market value to the Master Trust to the extent necessary for the Master Trust to satisfy outstanding contract value withdrawal requests. Contract termination also may occur by either party upon election and notice.

Transfer of Assets
Transfer of Assets - The Plans permit the transfer of assets among investment options held by the Master Trust, subject to certain trading restrictions imposed on some of the investment options. The Plan also permits participants who transfer employment between eligible Adient-sponsored plans to transfer their account balances between such plans, in accordance with plan provisions. Transfers of account balances to plans sponsored by Avanzar Interior Technologies, Ltd. or Bridgewater Interiors, LLC are not permitted.
Contribution Receivable - Participant contributions and any related employer matching contributions are recognized in the period during which the Company makes the respective payroll deduction from the participant’s compensation. Non-elective/profit sharing contributions are recorded in the relevant period in accordance with the terms in the Plan document.
Benefit Payments	Benefit Payments - Benefits are recorded when paid.
Risks and Uncertainties
Risks and Uncertainties - The Plans' investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the values of investments, it is at least reasonably possible that changes in risks in the near term would materially affect participants' account balances and the amounts reported in the statements of net assets available for benefits and the statements of changes in net assets available for benefits.

Description of the Plans	Description of the Plans
The accompanying financial statements include employee savings plans of Adient US LLC (the “Company”) or its affiliates that participate in the Adient US LLC Defined Contribution Master Trust for Employee Savings Plans (the “Master Trust”).

The following description of the Adient US LLC Savings and Investment (401k) Plan, the Avanzar Interior Technologies, Ltd. Savings and Investment (401k) Plan, the Bridgewater Interiors, LLC Savings and Investment (401k) Plan, and the Adient Production Employees Savings and Investment (401k) Plan (collectively the "Plans") provide only general information. The Plans include provisions for voting shares of Adient plc (“Adient”) stock. Participants should refer to the respective Plan Document for a more complete description of each of the Plans' provisions.

The Plans are subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Adient US LLC is a wholly-owned subsidiary of Adient plc. The Plans are administered by the Adient Employee Benefit Policy Committee.

Adient US LLC Savings and Investment (401k) Plan (“ASIP”)

General - The ASIP is a defined contribution plan adopted effective July 1, 2016 for participation by eligible employees of the Company.

Contributions - Participants can generally defer an amount up to fifty percent (50%) of their gross annual compensation as contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contributions plans (rollover).

The ASIP provides participants a safe-harbor matching contribution, and the Company may also make discretionary matching contributions on behalf of the participants based on specific eligibility rules as listed in their benefit schedule and the ASIP plan document. Matching contributions are based on the participant's location or position as outlined in the ASIP plan document. No discretionary matching contribution was provided for the years ended December 31, 2025 and 2024. Participants are eligible for a Company fixed contribution equal to 2% of the participant's eligible compensation which is paid each pay period. Eligibility for the Company fixed contribution is dependent upon the participant's location.

Avanzar Interior Technologies, Ltd. Savings and Investment (401k) Plan (“AVSIP”)

General - The AVSIP is a defined contribution plan adopted effective September 1, 2005 for participation by eligible employees of Avanzar Interior Technologies, Ltd. (“Avanzar”). The AVSIP is sponsored by Avanzar, a consolidated subsidiary of Adient plc.

Contributions - Participants can generally defer an amount up to twenty-five percent (25%) of their gross annual compensation as contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contributions plans (rollover).

Participants are automatically eligible to receive an employer contribution to the AVSIP, calculated as a percentage of eligible compensation based on the participant’s age and years of service. In addition, Avanzar may make matching contributions to the AVSIP ranging from 0% to 100% of a participant’s contributions, up to 6% of eligible compensation, at Avanzar’s discretion. For 2025, Avanzar provided a matching contribution equal to 100% of participant contributions, up to 6% of compensation.

Bridgewater Interiors, LLC Savings and Investment (401k) Plan (“BSIP”)

General - The BSIP is a defined contribution plan adopted effective January 1, 1999 for participation by eligible employees of Bridgewater Interiors, LLC (“Bridgewater”). The BSIP is sponsored by Bridgewater, a consolidated subsidiary of Adient plc.
Contributions - Participants can generally defer an amount up to fifty percent (50%) of their gross annual compensation as contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contributions plans (rollover).

Participants are automatically eligible to receive an employer contribution to the BSIP equal to 3% of each participant’s eligible compensation. In addition, Bridgewater may make matching contributions to the BSIP at an amount between 0% and 100% of each participant’s eligible earnings up to 6% of compensation, as determined in Bridgewater’s discretion. During 2025, Bridgewater matching contributions were equal to 90% of a participant’s contributions up to 6% of compensation.

Adient Production Employees Savings and Investment (401k) Plan (“APSIP”)

General - The APSIP is a defined contribution plan adopted effective September 1, 1998 for participation by eligible Company production employees at designated facilities.

Contributions - Participants can generally defer an amount up to twenty-five percent (25%) of their gross annual compensation as contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contributions plans (rollover).

The Company may make matching contributions to the APSIP on behalf of the participants based on specific eligibility rules as listed in their benefit schedule and the APSIP plan document. Matching contributions are based on the participant's location as outlined in the APSIP plan document. A participant may also be eligible to receive a RIC from the Company. The RIC is computed based on the participant's location and is generally based on a percentage of eligible compensation.

Participant Accounts - Participant recordkeeping is performed by Fidelity Workplace Services. Participant and employer contributions are deposited in the investment funds of the participant's choice. Each participant's account is increased with investment earnings and reduced by distributions, loans, expenses and investment losses. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account. Participants may reallocate their account balances among the available investment funds at any time in increments of one percent (1%). However, participants can reallocate deposits out of the Fixed Income Fund no more than once each calendar quarter in order to maximize the rate of return for that fund.

Vesting - Participants are immediately vested in their own contributions plus actual earnings (losses) thereon. A participant's interest in employer contributions plus actual earnings (losses) thereon vest in accordance with vesting requirements specified within their benefit schedule and respective plan document, generally over a two to five-year period. A participant becomes fully vested on termination of service due to death, total and permanent disability or retirement. To become fully vested upon retirement, the participant must have attained 65 years of age or 55 years of age with ten years of service.

Forfeiture - If employment terminates other than by reason of retirement, death or total and permanent disability and the participant is not reemployed by the respective Plan sponsor or its affiliates within 6 consecutive years of that date or receives a distribution of the vested portion, the participant's interest in the non-vested portion of the employer contributions is forfeited. Forfeited amounts in each respective plan are generally used to reduce future employer contributions to the respective plan.

Payment of Benefits - On termination of service, a participant may elect to receive a lump-sum amount equal to the value of the participant's interest in his or her account. Activity for any participants who have elected to receive dividends on Adient ordinary shares paid in the form of cash instead of purchasing additional shares is reported as distributions in the statements of changes in net assets available for benefits. There were no such cash dividends paid during 2025. In-service withdrawals of vested Company matching contributions and participant contributions are permissible for participants who are at least 59.5 years of age. They are also allowed for hardships, as per the requirements in each respective plan document. Rollovers are always available for in-service withdrawals. In-service distributions are allowed upon total and permanent disability. Under the ASIP, in-service withdrawals can be made at any time from after-tax contributions.
Notes Receivable from Participants (Loans) - Participants may borrow from their accounts a minimum of $1,000 up to a maximum of $50,000 or fifty percent (50%) of their account balance, whichever is less. Loans are subject to certain limitations based on the respective Plan document. Only two loans per participant may be outstanding at any time. Each loan may be for a term up to five years. Regular payroll deductions are required to repay a loan. Each loan's interest rate is fixed at the prime rate at the beginning of the calendar quarter in which it is issued. At termination, participants may continue to make monthly loan payments until the balances of any loans are paid off. The notes receivable from participants are measured at their unpaid principal balances plus accrued but unpaid interest. At the time of borrowing, the assets of the participant are sold proportionally to finance the loan. Participant notes receivable are written off when deemed uncollectible.

Administrative Expenses - Certain administrative expenses are paid by the Plans, as allowed by Plan provisions, with all remaining expenses paid by the respective plan sponsor.